Restricted Cash and Investments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 30-Year Variable Rate Gulf Opportunity Zone Bonds [Member] Y
Restricted Cash and Investments [Line Items]
Debt instrument face amount			$ 600,000,000
Term of variable rate bonds, years			30
Qualified expenditure for construction of facility	311,800,000	43,200,000
Restricted Investments	$ 149,800,000	$ 514,300,000